SHAREHOLDERS' EQUITY (Details) (USD $)	3 Months Ended		0 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jan. 02, 2012 RSU	Dec. 31, 2009 RSU	Mar. 31, 2013 RSU	Mar. 31, 2012 RSU
Shareholders' equity
Vesting Period			3 years	2 years
Amount transferred to an employee benefit trust to fund restricted share unit plan					$ 19,000,000	$ 12,000,000
Common shares outstanding at March 31, 2013	172,376,107
Employee stock options (in shares)	11,726,491
Warrants (in shares)	8,600,000
RSU plan (in shares)	491,417
Maximum number of common shares (in shares)	193,194,015
Net income per share
Net income for the period	$ 23,859,000	$ 78,548,000
Weighted average number of common shares outstanding - basic	172,280,000	170,837,000
Dilutive impact of shares related to RSU plan	343,000	180,000
Weighted average number of common shares outstanding - diluted	172,623,000	171,017,000
Net income per share - basic (in dollars per share)	$ 0.14	$ 0.46
Net income per share - diluted (in dollars per share)	$ 0.14	$ 0.46